Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 243,594	$ 222,765
Accumulated depreciation and amortization	(145,071)	(131,719)
Property and equipment, net	98,523	91,046
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	741	820
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81,938	75,308
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	86,639	79,002
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,227	50,853
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,049	$ 16,782